Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations
Discontinued Operations

14. Discontinued Operations

Digital Operations

        On June 2, 2011, we sold the Digital Business to Autonomy pursuant to the Digital Sale Agreement. In the Digital Sale, Autonomy purchased (1) the shares of certain of IMI's subsidiaries through which we conducted the Digital Business and (2) certain assets of IMI and its subsidiaries relating to the Digital Business. The Digital Sale qualified as discontinued operations and, as a result, the financial position, operating results and cash flows of the Digital Business, for all periods presented, including the gain on the sale, have been reported as discontinued operations for financial reporting purposes.

        Pursuant to the Digital Sale Agreement, IMI received approximately $395,400 in cash, consisting of the initial purchase price and a working capital adjustment. Transaction costs relating to the Digital Sale amounted to $7,387. Additionally, $11,075 of inducements payable to Autonomy have been netted against the proceeds in calculating the gain on the Digital Sale. Also, a tax provision of $45,126 associated with the gain recorded on the Digital Sale was recorded for the year ended December 31, 2011. A gain on sale of discontinued operations in the amount of $243,861 ($198,735, net of tax) was recorded during the year ended December 31, 2011, as a result of the Digital Sale. Approximately $3,828 of cumulative translation adjustment associated with our Digital Business was reclassified from accumulated other comprehensive items, net and reduced the gain on the Digital Sale by the same amount.

        The table below summarizes certain results of operations of the Digital Business:

	Year Ended December 31,
	2011(1)	2012	2013
Total Revenues	$79,199	$—	$—

(Loss) Income Before Benefit for Income Taxes of Discontinued Operations	$(31,094)	$(75)	$(958)
(Benefit) Provision for Income Taxes	(13,744)	(505)	(429)

(Loss) Income from Discontinued Operations, Net of Tax	$(17,350)	$430	$(529)

Gain on Sale of Discontinued Operations	$243,861	$—	$—
Provision for Income Taxes	45,126	—	—

Gain on Sale of Discontinued Operations, Net of Tax	$198,735	$—	$—

Total Income (Loss) from Discontinued Operations and Sale, Net of Tax	$181,385	$430	$(529)

(1)
Includes the results of operations of our Digital Business through June 2, 2011, the date the Digital Sale was consummated.

        There have been no allocations of corporate general and administrative expenses to discontinued operations. In accordance with our policy, we have allocated corporate interest associated with all debt that is not specifically allocated to a particular component based on the proportion of the assets of the Digital Business to our total consolidated assets at the applicable weighted average interest rate associated with such debt for such reporting period. Interest allocated to the Digital Business included in loss from discontinued operations amounted to $2,396 for the year ended December 31, 2011.

New Zealand Operations

        We completed the sale of our New Zealand operations on October 3, 2011 for a purchase price of approximately $10,000. During the second quarter of 2011, we recorded an impairment charge of $4,900 to write-down the long-lived assets of our New Zealand operations to its estimated net realizable value, which is included in income (loss) from discontinued operations. In the calculation of the carrying value of our New Zealand operations, we allocated the goodwill of our Australia/New Zealand reporting unit between Australia and New Zealand on a relative fair value basis. Additionally, we recorded a tax benefit of $7,883 during the year ended December 31, 2011 associated with the outside tax basis of our New Zealand operations, which is also reflected in income (loss) from discontinued operations. No valuation allowance was provided against this benefit as such amount is recoverable against the capital gain associated with the Digital Sale. We recorded a gain on the sale of discontinued operations associated with our New Zealand operations of $1,884 during the fourth quarter of 2011 which primarily represents cumulative translation adjustment associated with our New Zealand operations which was reclassified from accumulated other comprehensive items, net and increased the gain on the sale of New Zealand by that same amount. Our New Zealand operations were previously included within the International Business segment. For all periods presented, the financial position, operating results and cash flows of our New Zealand operations, including the gain on the sale, have been reported as discontinued operations for financial reporting purposes.

        The table below summarizes certain results of our New Zealand operations:

	Year Ended December 31,
	2011(1)	2012	2013
Total Revenues	$6,489	$—	$—

Loss Before Benefit for Income Taxes of Discontinued Operations	$(4,726)	$(88)	$—
Benefit for Income Taxes	(7,883)	(34)	—

Income (Loss) from Discontinued Operations, Net of Tax	$3,157	$(54)	$—

Gain on Sale of Discontinued Operations	$1,884	$—	$—
Provision for Income Taxes	—	—	—

Gain on Sale of Discontinued Operations, Net of Tax	$1,884	$—	$—

Total Income (Loss) from Discontinued Operations and Sale, Net of Tax	$5,041	$(54)	$—

(1)
Includes the results of operations of New Zealand through October 3, 2011, the date the sale of our New Zealand operations was consummated.

Italian Operations

        We sold our Italian operations on April 27, 2012, and we agreed to indemnify the buyers of our Italian operations for certain possible obligations and contingencies associated with the fire in Italy discussed more fully in Note 10.f. We recorded a loss on sale of discontinued operations in the amount of $1,885 during the year ended December 31, 2012 as a result of the sale of our Italian operations. Approximately $383 of cumulative translation adjustment associated with our Italian operations was reclassified from accumulated other comprehensive items, net and reduced the loss on the sale by the same amount. We allocated the goodwill of our Continental Western European reporting unit between our Italian operations and the remainder of this reporting unit on a relative fair value basis. During the third quarter of 2011, we recorded an impairment charge of $17,100 to write down the long-lived assets of our Italian operations to its estimated net realizable value, which is included in loss from discontinued operations. Our Italian operations were previously included within the International Business segment. For all periods presented, the financial position, operating results and cash flows of our Italian operations, including the loss on the sale, have been reported as discontinued operations for financial reporting purposes.

        The table below summarizes certain results of our Italian operations:

	Year Ended December 31,
	2011	2012(1)	2013
Total Revenues	$15,353	$2,138	$—

(Loss) Income Before Benefit for Income Taxes of Discontinued Operations	$(35,350)	$(8,692)	$2,290
(Benefit) Provision for Income Taxes	(2,104)	(1,542)	930

(Loss) Income from Discontinued Operations, Net of Tax	$(33,246)	$(7,150)	$1,360

Loss on Sale of Discontinued Operations	$—	$(1,885)	$—
Provision for Income Taxes	—	—	—

Loss on Sale of Discontinued Operations, Net of Tax	$—	$(1,885)	$—

Total (Loss) Income from Discontinued Operations and Sale, Net of Tax	$(33,246)	$(9,035)	$1,360

(1)
Includes the results of operations of Italy through April 27, 2012, the date the sale of our Italian operations was consummated.

        During the year ended December 31, 2013, we recognized income before provision for income taxes of discontinued operations of $2,290 and income from discontinued operations, net of tax of $1,360 associated with our Italian operations. This income primarily represents the recovery of insurance proceeds in excess of carrying value.